Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
1.	Subsequent to November 30, 2017, the Company issued 252,435,327 common shares pursuant to the exercise of options attached to outstanding convertible notes.

a.	Subsequent to the year ended August 31, 2017, the Company obtained board approval to change the name of the Company from “AIM Exploration Inc.” to “AIM Energy Inc.”. This name change remains subject to approval from certain regulatory bodies.

b.	Subsequent to the year ended August 31, 2017, the Company obtained board approval to do a 1 for 70 reverse split of the Company’s outstanding shares of common stock. This share consolidation remains subject to approval from certain regulatory bodies.

c.	On September 11, 2017, the Company entered into an Equity Purchase Agreement (the “L2 Purchase Agreement”) with L2 Capital, LLC (“L2 Capital”). Under the L2 Purchase Agreement, the Company may from time to time, in its discretion, sell shares of its common stock to L2 Capital for aggregate gross proceeds of up to $5,000,000. Unless terminated earlier, L2 Capital’s purchase commitment will automatically terminate on the earlier of the date on which L2 Capital shall have purchased Company shares pursuant to the Purchase Agreement for an aggregate purchase price of $5,000,000 or September 11, 2020. The Company has no obligation to sell any shares under the L2 Purchase Agreement.

NOTE 14 – SUBSEQUENT EVENTS – CONTINUED

d.	On September 11, 2017, the Company issued to L2 Capital, LLC. a convertible promissory note in the principal amount of $222,222, in connection with a Securities Purchase Agreement entered into by the parties on September 11, 2017. The note accrues interest at a rate of 8% per annum, and will be issued in a number of tranches, with the maturity dates of each tranche being six months from the effect date of the respective payment. The holder of the note may convert any or all of the principal outstanding into shares of the Company’s common stock at a price equal to 60% of the lowest trading price of the common stock during the 30 trading days prior to issuing a notice of conversion to the Company.

e.	On September 11, 2017, the Company issued to L2 Capital, LLC. (“L2 Capital”) a convertible promissory note in the principal amount of $150,000, in connection with a Securities Purchase Agreement entered into by the parties on September 11, 2017. This note was issued by the Company to L2 Capital as a commitment fee, pursuant to the L2 Purchase Agreement detailed in item “c” above. The note accrues interest at a rate of 8% per annum, with a maturity date of September 11, 2018. The holder of the note may convert any or all of the principal outstanding into shares of the Company’s common stock at a price equal to 60% of the lowest trading price of the common stock during the 30 trading days prior to issuing a notice of conversion to the Company.